ACCOUNT RECEIVABLES NET (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable
	December 31,	December 31,
	2023	2022

Accounts receivable - tailored job readiness training services	$1,509,125	$1,503,452
Accounts receivable - smart campus projects	113,435	50,144
Sub-total	1,622,560	1,553,596
Less: allowance for doubtful accounts	(169,330)	(598,993)
Accounts receivable, net	$1,453,230	$954,603

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2023	2022
Movement of allowance for doubtful accounts
Beginning balance	$598,993	-
Movements during the year	(413,669)	611,819
Exchange rate difference	(15,994)	(12,826)
Ending balance	$169,330	$598,993